Financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial assets and liabilities	5.2. Financial assets and liabilities
Accounting policies
Fair value
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial
assets and liabilities measured at fair value are categorized based on the availability of observable inputs used to
measure their fair value. Three hierarchical levels are based on an increasing amount of judgment associated with the
inputs used to derive fair valuation for these assets and
liabilities, Level 1 being market values for exchange traded products, Level 2 being primarily based on publicly available market information and Level 3 requiring most management
judgment.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing
the asset or liability, assuming that market participants act in their economic best interest, by using quoted market rates,
discounted cash flow analyses and other appropriate
valuation models. Nokia uses valuation techniques that are
appropriate in the circumstances and for which sufficient
data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of
unobservable inputs. At the end of each reporting period, all financial assets and liabilities, that are either measured at fair value on a recurring basis or for which fair values are
disclosed in the financial statements, are categorized within the fair value hierarchy based on the lowest level input that is significant to the fair value measurement as a whole.
Classification and measurement
Financial assets
Nokia classifies its financial assets that are debt instruments in the following three categories: financial assets measured at amortized cost, financial assets measured at fair value
through other comprehensive income, and financial assets
measured at fair value through profit and loss. The selection of the appropriate category is made based on both Nokia’s
business model for managing the financial asset and on the
contractual cash flow characteristics of the asset. Equity
instruments and derivative financial assets are measured at
fair value through profit and loss.
Nokia’s business model for managing financial assets is defined on a portfolio level. The business model must be observable on a practical level by the way the business is managed. The cash flows of financial assets measured at amortized cost are solely payments of principal and interest. These assets are held within a business model that has an objective to hold assets to collect contractual cash flows. Financial assets measured at fair value through other comprehensive income have cash flows that are
solely payments of principal and interest, and these assets are held within a business model that has an objective that is
achieved both by holding financial assets to collect contractual cash flows and selling financial assets. For these categories, a loss allowance is calculated on a quarterly basis based on a review of collectability (probability of default) and available collateral (loss given default) for the asset, recorded as an adjustment to the carrying amount of the asset and recognized in other financial expenses in the income statement.
Financial assets measured at fair value through profit and loss are assets that do not fall in either of the categories in the paragraph above. Additionally, the accounting for financial assets depends on whether the financial asset is part of a hedging
relationship (refer to Note 5.3. Derivative assets and liabilities).
All purchases and sales of financial assets are recorded on the trade date, i.e. when Nokia commits to purchase or sell the
asset. All financial assets are initially measured at fair value and subsequently remeasured according to their classification.
Subsequently, instruments classified as fair value through profit or loss and instruments classified as fair value through other comprehensive income are remeasured at fair value, while
instruments classified as amortized cost are remeasured using the effective interest rate method. For instruments classified as fair value through profit or loss, the fair value adjustments and foreign exchange gains and losses are recognized in the income statement either in other operating income and expenses or
financial income and expenses as determined by the purpose of the instruments. For instruments classified as fair value through other comprehensive income, changes in fair value are
recognized in the fair value reserve through other
comprehensive income (refer to Note 5.1. Equity).
For instruments classified as amortized cost, interest
calculated using the effective interest method, as well as
foreign exchange gains and losses, are recognized in financial income and expenses in the income statement.
A financial asset is derecognized when substantially all the risks and rewards related to the financial asset have been
transferred to a third party that assumes control of the
asset. On derecognition of a financial asset, the difference between the carrying amount and the consideration received
is recognized in the income statement either in other
operating income and expenses or financial income and
expenses as determined by the purpose of the instrument.
The FIFO method is used to determine the cost basis of
financial assets at amortized cost that are disposed of.
Financial liabilities
Nokia classifies its financial liabilities as financial liabilities measured at amortized cost except for derivative liabilities and the conditional obligation related to Nokia Shanghai Bell, which are classified as financial liabilities at fair value through profit and loss.
All financial liabilities are initially recognized at fair value and, in the case of borrowings and payables, net of transaction
costs. Financial liabilities are subsequently remeasured
according to their classification.
For financial liabilities measured at amortized cost, interest calculated using the effective interest method, as well as
foreign exchange gains and losses, are recognized in financial income and expenses in the income statement.
Financial liabilities are derecognized when the related
obligation is discharged, canceled or expired. Additionally, a substantial modification of the terms of an existing financial liability is accounted for as a derecognition of the original financial liability and the recognition of a new financial liability.
On derecognition of a financial liability, the difference
between the carrying amount extinguished and the
consideration paid is recognized in financial income or
expenses in the income statement.
Fair value of financial instruments

	2025							2024
	Carrying amounts						Fair value(1)	Carrying amounts						Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income(2)				Fair value through profit or loss			Fair value through other comprehensive income(2)
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total
Non-current interest-bearing financial investments	368	—	—	—	—	368	377	457	—	—	—	—	457	466
Venture funds and similar equity investments	—	—	—	857	—	857	857	—	—	—	865	—	865	865
Other non-current financial assets	96	—	82	—	37	215	215	179	—	97	—	40	316	316
Other current financial assets	231	—	—	—	17	248	248	315	92	—	—	25	432	432
Derivative assets(3)	—	—	127	—	—	127	127	—	—	197	—	—	197	197
Trade receivables(4)	—	—	—	—	4 975	4 975	4 975	—	—	—	—	5 248	5 248	5 248
Current interest-bearing financial investments	323	—	638	—	—	961	962	486	—	1 175	—	—	1 661	1 661
Cash and cash equivalents	4 647	—	815	—	—	5 462	5 462	5 251	—	1 372	—	—	6 623	6 623
Total financial assets	5 665	—	1 662	857	5 029	13 213	13 223	6 688	92	2 841	865	5 313	15 799	15 808
Long-term interest-bearing liabilities	2 329	—	—	—	—	2 329	2 401	2 918	—	—	—	—	2 918	2 986
Other long-term financial liabilities	28	—	—	31	—	59	59	33	—	—	45	—	78	78
Short-term interest-bearing liabilities	1 084	—	—	—	—	1 084	1 083	969	—	—	—	—	969	969
Other short-term financial liabilities(5)	46	—	—	6	—	52	52	883	—	—	488	—	1 371	1 371
Derivative liabilities(3)	—	—	266	—	—	266	266	—	—	299	—	—	299	299
Discounts without performance obligations(4)	294	—	—	—	—	294	294	380	—	—	—	—	380	380
Trade payables	2 978	—	—	—	—	2 978	2 978	3 213	—	—	—	—	3 213	3 213
Total financial liabilities	6 759	—	266	37	—	7 062	7 133	8 396	—	299	533	—	9 228	9 296
(1)The following fair value measurement methods are used for items not carried at fair value: The fair values of long-term interest-bearing liabilities, including current portion, are primarily based on publicly available market information (level 2). The fair values of other assets and liabilities, including loan receivables and loans payable, are primarily based on discounted cash flow analysis (level 2). The fair value is estimated to equal the carrying amount for short-term financial assets and financial liabilities due to limited credit risk and short time to maturity.
(2)No financial instruments measured at fair value through other comprehensive income are categorized in fair value hierarchy level 1 or level 3.
(3)For further information on derivative assets and liabilities, refer to Note 5.3. Derivative assets and liabilities.
(4)For further information on trade receivables and discounts without performance obligation, refer to Note 4.5. Trade receivables and other customer-related balances.
(5)In 2024, other financial liabilities included a liability related to Nokia's share buyback program reflecting Nokia’s commitment under the agreement with a third-party broker conducting the share repurchases on Nokia’s behalf.
Financial assets
Interest-bearing financial investments
Nokia invests a portion of the corporate cash needed to cover the projected cash outflows of its ongoing business operations in highly liquid, interest-bearing investments. Interest-bearing financial investments may include investments measured at
amortized cost and investments measured at fair value through profit and loss.
Non-current interest-bearing financial investments are
investments in highly liquid corporate bonds that are long-term in nature based on their initial maturity and are measured at amortized cost using the effective interest method.
Current interest-bearing financial investments in bank deposits, as well as fixed income and money market securities with an
initial maturity or put feature longer than three months, that have characteristics of solely payments of principal and interest and are not part of structured investments, are managed in a portfolio with a business model of holding investments to
collect principal and interest and are measured at amortized cost using the effective interest method. These investments are executed with the main purpose of collecting contractual cash flows and principal repayments. However, investments are sold from time to time for liquidity management and market risk
mitigation purposes.
Current interest-bearing financial investments may also include money market funds that do not qualify as cash equivalents,
investments acquired for trading purposes, investment
structures consisting of securities traded in combination with derivatives with complementing and typically offsetting risk factors and other investments that have cash flows not being solely payments of principal and interest. These investments are executed for capital appreciation and other investment
returns and can be sold at any time. These investments are
classified as fair value through profit or loss, with fair value adjustments, foreign exchange gains and losses and realized
gains and losses recognized in financial income and expenses in the income statement. The fair values of these investments are based on publicly available market information.
Corporate cash investments in bank deposits used as collateral for derivative transactions are measured at amortized cost
using the effective interest method.
Other financial assets
Other non-current financial assets include unlisted private
equity and unlisted venture fund investments, including
investments managed by NGP Capital which specializes in
growth-stage investing. These investments do not fulfill the criteria of being solely payments of principal and interest and they are classified as investments at fair value through profit and loss. The fair value of these level 3 investments is
determined using one or more valuation techniques where the
use of the market approach generally consists of using
comparable market transactions, while the use of the income
approach generally consists of calculating the net present value of expected future cash flows.
For unlisted funds, the selection of appropriate valuation
techniques by the fund managing partner may depend on the
availability and reliability of relevant inputs. In some cases, one valuation technique may provide the best indication of fair value while in other circumstances multiple valuation techniques may be appropriate.
Inputs generally considered include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of
financing, recapitalizations or other transactions undertaken by the issuer, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows, adjusted as
appropriate for liquidity, credit, market and/or other risk
factors. The fair value may be adjusted to reflect illiquidity and/
or non-transferability, with the amount of such discount
estimated by the managing partner in the absence of market
information.
Level 3 investments are remeasured at each reporting date
taking into consideration any changes in estimates, projections and assumptions, as well as any changes in economic and other relevant conditions. These investments include approximately
50 separate venture funds investing in hundreds of individual companies in various sectors and geographies, focusing on AI, data infrastructure, digital health, software and enterprise sectors.
Hence, specific estimates and assumptions used in the absence of observable inputs do impact the fair value of individual
investments, but no individual input has a significant impact on the aggregated fair value of level 3 investments.
Fair value adjustments, foreign exchange gains and losses, and realized gains and losses from the disposal of these
investments are recognized in financial income.
From time to time Nokia may have investments in listed equity shares classified as level 1 investments. These are exchange traded products with quoted prices readily and regularly
available from an exchange representing actual and regularly occurring market transactions on an arm’s length basis.
Other non-current financial assets also include restricted assets and other receivables, customer financing-related loan
receivables (refer to Note 4.5. Trade receivables and other
customer-related balances) and certain other financial assets of a long-term nature.
Restricted assets and other receivables include restricted bank deposits primarily related to employee benefits as well as other loan receivables measured at amortized cost using the effective interest method.
The cash flows of certain other financial assets of a long-term nature do not fulfill the criteria of being solely payments of principal and interest. These investments are measured at fair value using quoted market rates, discounted cash flow models or other appropriate valuation methods as of the reporting date.
Fair value adjustments, foreign exchange gains and losses, and realized gains and losses from the disposal of these investments are mainly recognized in financial income and expenses.
Other current financial assets include the current part of other non-current financial assets as well as short-term loan
receivables measured at amortized cost using the effective
interest method.
Cash and cash equivalents
Cash and cash equivalents include cash at bank and in hand as well as highly liquid, fixed income and money market
investments that are readily convertible to known amounts of cash with maturities at acquisition of three months or less, as well as bank deposits with maturities or contractual call periods at acquisition of three months or less. Due to the high credit quality and short-term nature of these investments, there is an insignificant risk of change in value. Investments in money
market funds that have a risk profile consistent with the
aforementioned criteria are also classified as cash equivalents.
Investments that have cash flows that are solely payments of principal and interest are measured at amortized cost using the effective interest method whereas all other investments are
classified as fair value through profit and loss, with fair value adjustments and foreign exchange gains and losses recognized in financial income and expenses. The fair values of these
investments are based on publicly available market information.
Financial liabilities
Interest-bearing liabilities
Interest-bearing liabilities are measured at amortized cost using the effective interest method. Long-term and short-term
interest-bearing liabilities include issued bonds and other
borrowings. Short-term interest-bearing liabilities also include the current portion of long-term interest-bearing liabilities and collaterals for derivative transactions.
Other financial liabilities
In 2024, other financial liabilities included a liability related to
Nokia's share buyback program.
In 2024, other financial liabilities also included a liability related to a contractual arrangement Nokia entered into with China
Huaxin Post & Telecommunication Economy Development
Center (China Huaxin), the non-controlling shareholder in Nokia
Shanghai Bell (NSB), in 2017. The arrangement provided China
Huaxin with the right to fully transfer its ownership interest in
NSB to Nokia and Nokia with the right to purchase China
Huaxin’s ownership interest in NSB. To reflect this, Nokia
derecognized the non-controlling interest in NSB and
recognized a level 3 financial liability.
This financial liability was measured based on the expected cash settlement with any changes recorded in financial income and expenses. The measurement of the financial liability involved estimation of the acquisition price and the distribution of
excess cash balances. Unobservable valuation inputs included certain financial performance metrics of NSB. No individual
input had a significant impact on the total fair value.
Trade payables
Trade payables are carried at invoiced amount in the statement of financial position. Trade payables include balances payable to suppliers under reverse factoring arrangements with financial institutions. The related payments are classified as cash flows from operating activities (refer to Note 5.4. Financial risk management).
Interest-bearing loans and other borrowings
All borrowings presented in the table below are senior unsecured and have no financial covenants.

					Carrying amount EURm(1)
Issuer/borrower	Instrument	Currency	Nominal (million)	Final maturity	2025	2024
Nokia Corporation	EIB R&D Loan	EUR	500	2/2025	—	500
Nokia Corporation	NIB R&D Loan	EUR	83	5/2025	—	83
Nokia Corporation	2.375% Senior Notes	EUR	292	5/2025	—	292
Nokia Corporation	2.00% Senior Notes	EUR	630	3/2026	630	624
Nokia Corporation	4.375% Senior Notes	USD	500	6/2027	418	458
Nokia of America Corporation	6.50% Senior Notes	USD	74	1/2028	63	71
Nokia Corporation	3.125% Senior Notes	EUR	500	5/2028	490	487
Nokia of America Corporation	6.45% Senior Notes	USD	206	3/2029	176	199
Nokia Corporation	4.375% Sustainability-linked Senior Notes(2)	EUR	500	8/2031	503	513
Nokia Corporation	NIB R&D Loan(3)	EUR	250	10/2032	250	100
Nokia Corporation	6.625% Senior Notes	USD	500	5/2039	417	455
Various Group companies	Other borrowings(4)				466	105
Total					3 413	3 887
(1)Carrying amount includes EUR 15 million of fair value losses (EUR 46 million in 2024) related to fair value hedge accounting relationships, including EUR 120 million of fair value gains (EUR 137 million in 2024) related to discontinued fair value hedge accounting relationships that are amortized over the life of the respective senior notes.
(2)The bond has a one-time redemption premium at maturity of EUR 4 million in case Nokia does not meet its commitment to reduce its greenhouse gas (GHG) emissions (in tCO2e)
across its value chain (Scope 1, 2, and 3) by 50% between 2019 and 2030. This target is one of Nokia’s key sustainability targets and has been selected to be the Sustainability
Performance Target in Nokia’s Sustainable Finance Framework that enables the issuance of sustainability-linked financing instruments.
(3)The loan from Nordic Investment Bank (NIB) is repayable in two installments in 2031 and 2032.
(4)At 31 December 2025, other borrowings contained the M&A loan of EUR 399 million, which was drawn to acquire China Huaxin's ownership interest in Nokia Shanghai Bell (NSB).
The loan has been fully repaid during January 2026.
Changes in level 3 financial assets and liabilities measured at fair value

	2025		2024
EURm	Financial assets	Financial liabilities	Financial assets	Financial liabilities
1 January	865	(533)	779	(499)
Net (losses)/gains in income statement	(66)	(5)	40	(25)
Additions(1)	111	—	96	(13)
Deductions(1)	(52)	501	(45)	16
Transfers out of level 3	—	—	(5)	—
Other movements	(1)	—	—	(12)
31 December	857	(37)	865	(533)
(1)For level 3 financial assets, additions mainly include capital contributions to venture funds and deductions mainly include distributions from venture funds.
A net loss of EUR 70 million (net gain of EUR 17 million in 2024) related to level 3 financial instruments held at 31 December 2025 was included in the profit and loss during 2025. In 2025, deductions in level 3 financial liabilities primarily relate to the purchase of China
Huaxin’s non-controlling ownership interest in NSB. Nokia had exercised its call option, outlined in NSB’s shareholders' agreement, in
2024, to initiate the process to become the sole shareholder in NSB. The purchase was completed in December 2025 with the cash settlement amounting to EUR 501 million (the financial liability representing the estimated cash settlement was EUR 487 million in
2024).